Average Annual Total Returns - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO - VIP Investment Grade Bond Portfolio	Apr. 30, 2025
VIP Investment Grade Bond Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	1.79%
Past 5 years	0.46%
Past 10 years	1.93%
VIP Investment Grade Bond Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	1.62%
Past 5 years	0.34%
Past 10 years	1.83%
VIP Investment Grade Bond Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	1.50%
Past 5 years	0.20%
Past 10 years	1.68%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%